Summary of Profit and Equity Changes of Interest Rates (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial Instruments Risk
Profit and equity of changes of interest rates gain	$ 849	$ 699
Profit and equity of changes of interest rates loss	$ (550)	$ (699)